TRADE PAYABLES AND OTHER CURRENT LIABILITIES (Details) - EUR (€) € in Thousands	Jun. 30, 2025	Dec. 31, 2024
Trade Payables And Other Current Liabilities
Trade payables	€ 24,494	€ 24,552
Customer online wallets	8,059	8,697
Other current liabilities	6,065	7,211
Accruals	1,165	773
Total	39,783	41,233
Trade payables related parties	€ 3,931	€ 3,958